ORGANIZATION AND PRINCIPAL ACTIVITIES (Tables)	12 Months Ended
Dec. 31, 2013
ORGANIZATION AND PRINCIPAL ACTIVITIES
Schedule of percentage of legal ownership by Renren Inc

As of December 31, 2013, Renren Inc.’s subsidiaries, VIEs and VIEs’ subsidiaries are as follows:

	Later of date		Percentage of
	of incorporation	Place of	legal ownership
Name of Subsidiaries	or acquisition	incorporation	by Renren Inc.	Principal activities

Subsidiaries:
CIAC/ChinaInterActiveCorp (“CIAC”)	August 5, 2005	Cayman Islands	100%	Investment holding
Renren-Jingwei Inc.	March 7, 2011	Cayman Islands	100%	Inactive
Link224 Inc.	May 31, 2011	Cayman Islands	100%	Investment holding
Renren Lianhe Holdings	September 2, 2011	Cayman Islands	100%	Investment holding
Wole Inc.	October 27, 2011	Cayman Islands	100%	Investment holding
JiehunChina Inc. (“JiehunChina”)	June 14, 2011	Cayman Islands	85.43%	Investment holding
Renren Giant Way Limited (“Renren Giant Way”)	May 17, 2012	Hong Kong	100%	Investment holding
Funall Technology Inc.	January 5, 2011	Cayman Islands	100%	Investment holding
Xin Ditu Holdings	September 7, 2011	Cayman Islands	100%	Investment holding
Renren Study Inc.	April 5, 2012	Cayman Islands	100%	Investment holding
Jingwei Inc. Limited	July 16, 2012	Cayman Islands	100%	Inactive
Happy Link Corporation Limited ("Happy Link")	May 7, 2011	Hong Kong	85.43%	Investment holding
Renren Game HongKong Limited (“Game HK”)	March 8, 2012	Hong Kong	100%	Investment holding
Jupiter Way Limited (“Jupiter Way”)	July 16, 2012	Hong Kong	100%	Inactive
Renren Game Japan Inc.	August 22, 2011	Japan	100%	Online Games
Renren Game Korea Co., Ltd.	September 30, 2011	Korea	100%	Online Games
Funall Technology Development (Taiwan) Co., Ltd.	September 6. 2010	Taiwan	100%	Online Games
Renren Game USA Inc.	March 8, 2012	USA	100%	Online Games
Appsurdity Inc.	September 7, 2012	USA	100%	Internet business
Qianxiang Shiji Technology Development (Beijing) Co., Ltd. (“Qianxiang Shiji”)	March 21, 2005	PRC	100%	Investment holding
Beijing Wole Information Technology Co. Ltd. (“Beijing Wole”)	October 27, 2011	PRC	100%	Investment holding
Renren Game Network Technology Development (Shanghai) Co., Ltd. (“Renren Network”)	November 30, 2012	PRC	100%	Investment holding
Beijing Jiexi Shiji Technology Development Co., Ltd. (“Jiexi Shiji”)	April 26, 2012	PRC	85.43%	Investment holding
Renren Huijin (Tianjin) Technology Co., Ltd. (“Huijin”)	October 10, 2012	PRC	100%	Investment holding
Joy Interactive (Beijing) Technology Development Co., Ltd.	April 24, 2013	PRC	100%	Investment holding

Variable Interest Entities:
Beijing Qianxiang Tiancheng Technology Development Co., Ltd. (“Qianxiang Tiancheng”)	October 28, 2002	PRC	N/A	IVAS business
Guangzhou Qianjun Internet Technology Co., Ltd. (“Qianjun Technology”)	October 7, 2010	PRC	N/A	Internet information service
Shanghai Renren Games Technology Development Co., Ltd. (“Renren Games”)	November 15, 2012	PRC	N/A	Online Games
Jiexi Haohe (Beijing) Technology Development Co.,Ltd. (“Jiexi Haohe”)	February 5, 2013	PRC	N/A	IVAS business

Subsidiaries of Variable Interest Entities:
Beijing Qianxiang Wangjing Technology Development Co., Ltd. (“Qianxiang Wangjing”)	November 11, 2008	PRC	N/A	Internet business
Shanghai Qianxiang Changda Internet Information Technology Development Co., Ltd. (“Shanghai Changda”)	October 25, 2010	PRC	N/A	Internet business
Beijing Wole Shijie Information Technology Co., Ltd. (“Wole Shijie”)	October 27, 2011	PRC	N/A	Technology development and service
Suzhou Sijifeng Internet Information Technology Development Co., Ltd.	March 22, 2012	PRC	N/A	Online Games
Beijing Qilin Wings Technology Development Co., Ltd.	January 16, 2013	PRC	N/A	Internet business
Tianjin Joy Interactive Technology Development Co., Ltd.	March 29, 2013	PRC	N/A	Online Games

VIEs and their subsidiaries
Consolidated financial information
Schedule of consolidated financial information

	As of December 31,
	2012	2013
Total current assets	$24,523	$125,854
Total non-current assets	$83,079	$36,481
Total assets	$107,602	$162,335

Total current liabilities	$84,865	$48,712
Total non-current liabilities	$30	$156
Total liabilities	$84,895	$48,868

	Years ended December 31,
	2011	2012	2013

Net revenue	$110,897	$158,291	$152,338
(Loss) income from continuing operations	$8,845	$(38,492)	$(59,122)
Loss from discontinued operations	$(23,161)	$(26,448)	$(29,367)

	Years ended December 31,
	2011	2012	2013

Net cash provided by (used in) operating activities	$(3,804)	$21,101	$11,820
Net cash used in investing activities	$(18,572)	$(21,411)	$(7,457)
Net cash provided by (used in) financing activities	$(753)	$1,050	$8,133

Group without its VIEs and VIEs' subsidiaries
Consolidated financial information
Schedule of consolidated financial information

	As of December 31,
	2012	2013

Total current assets	$1,026,221	$996,733
Total non-current assets	$67,990	$226,618
Total assets	$1,094,211	$1,223,351

Total current liabilities	$5,255	$66,550
Total non-current liabilities	$6,533	$—
Total liabilities	$11,788	$66,550

	Years ended December 31,
	2011	2012	2013

Net revenue	$613	$1,344	$4,353
Income (loss) from continuing operations	$57,203	$(9,050)	$19,435
Income (loss) from discontinued operations	$(1,883)	$(1,063)	$132,695

	Years ended December 31,
	2011	2012	2013

Net cash (used in) provided by operating activities	$604	$(32,188)	$(84,855)
Net cash (used in) provided by investing activities	$(782,327)	$8,669	$27,522
Net cash (used in) provided by financing activities	$951,545	$(54,942)	$(9,166)